Subsequent Events (Details) $ / shares in Units, $ in Thousands		1 Months Ended	9 Months Ended
	May 11, 2018	Feb. 28, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) shares	May 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Subsequent events
Preferred stock, shares issued (in shares)			0		22,885,492
Shares issuance costs | $			$ 3,646
Common share authorized (in shares)		44,746,463		200,000,000	43,918,239	43,918,239
Preferred shares designated			0		22,885,492
Reverse stock split	2.73235
Convertible Preferred Shares (Series A, B and C)
Subsequent events
Preferred stock, shares issued (in shares)			0		22,885,492	17,128,120
Preferred shares designated		35,670,093	0		22,885,492	17,128,120
Series C convertible preferred shares
Subsequent events
Preferred stock, shares issued (in shares)		12,784,601
Share price per share | $ / shares		$ 15.6438
Proceeds from issuance of shares | $		$ 190,822
Shares issuance costs | $		$ 9,178
Preferred shares designated		12,784,601
Class A common shares
Subsequent events
Common share authorized (in shares)		5,507,938			5,507,938	4,491,921
Class B common shares
Subsequent events
Common share authorized (in shares)		3,568,353			3,568,353	3,568,353
Subsequent event
Subsequent events
Common share authorized (in shares)		44,746,463
Subsequent event | Convertible Preferred Shares (Series A, B and C)
Subsequent events
Preferred shares designated		35,670,093
Subsequent event | Series C convertible preferred shares
Subsequent events
Preferred stock, shares issued (in shares)		12,784,601
Share price per share | $ / shares		$ 15.6438
Proceeds from issuance of shares | $		$ 190,822
Shares issuance costs | $		$ 9,178
Subsequent event | Class A common shares
Subsequent events
Common share authorized (in shares)		5,507,938
Subsequent event | Class B common shares
Subsequent events
Common share authorized (in shares)		3,568,353